Jul-28-03 01:20pm From-

T-490 P.002/003 F-717

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055695

Cert NYS

1-13232

NYSE

RECD S.E.C.
JUL 28 2003
081

July 28, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 31 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, APARTMENT INVESTMENT AND MANAGEMENT COMPANY, Class T Cumulative Preferred Stock, par value $.01 per share (liquidation preference $25 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 28, 2003. Tentative listing date – July 31, 2003.

Sincerely,

[signature]